Cover	Mar. 17, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 17, 2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-41328
Entity Registrant Name	Goldenstone Acquisition Limited
Entity Central Index Key	0001858007
Entity Tax Identification Number	85-3373323
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	4360 E. New York St.
Entity Address, City or Town	Aurora
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60504
City Area Code	330
Local Phone Number	352-7788
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false